Stock-Based Compensation	12 Months Ended
Dec. 25, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

13.  Stock Based Compensation

HMAN Group Holdings Inc. 2014 Equity Incentive Plan

Following the Merger and in connection with the business combination described in Note 3 - Merger Agreement, Landcadia Holdings III, Inc. (“Landcadia”) became the direct parent company of HMAN and was renamed Hillman Solutions Corp. (“New Hillman”). Shares of Class A common stock of New Hillman (“New Hillman Shares”) are publicly traded on The Nasdaq Capital Market. Consequently, the outstanding stock options issued under the 2014 Equity Incentive Plan (the “Prior Plan”) prior to the Merger were converted and modified to purchase New Hillman Shares.

At the Closing, each outstanding option to acquire common stock of Hillman Holdco (a “Hillman Holdco Option”), whether vested or unvested, was assumed by New Hillman and converted into an option to purchase common stock of New Hillman (“New

Hillman Option”) with substantially the same terms and conditions (including expiration date and exercise provisions) as applicable to the Hillman Holdco Option immediately prior to the Closing, except both the number of shares and the exercise price were modified using the conversion ratio at closing. Each New Hillman Option is generally subject to the same vesting conditions as the Hillman Holdco Option from which it was converted, except that the performance-based vesting conditions of any Hillman Holdco Option granted prior to 2021 were adjusted such that the performance-based portion of the associated New Hillman Option will vest upon certain pre-established stock price hurdles. For all time based options and performance options granted during 2021 the change in fair value was immaterial and as such no additional compensation cost was recognized. For the performance options granted prior, the modification of the vesting criteria resulted in $11,542 of additional compensation expense, $8,228 of which was recognized in the year ended December 25, 2021, the remainder of which will be recognized through Q1 2022.

At the Closing, (i) each share of unvested restricted Hillman Holdco common stock was cancelled and converted into the right to receive a number of shares of New Hillman restricted stock equal to the Closing Stock Per Restricted Share Amount (as defined in the Merger Agreement) with substantially the same terms and conditions as were applicable to the related share of Hillman Holdco restricted stock immediately prior to the Closing (including with respect to vesting and termination-related provisions), and (ii) each Hillman Holdco restricted stock unit was assumed by New Hillman and converted into a New Hillman restricted stock unit award with substantially the same terms and conditions as were applicable to such Hillman Holdco restricted stock unit immediately prior to the Closing (including with respect to vesting and termination-related provisions).

Upon closing, the 2014 Equity Incentive Plan may grant options, stock appreciation rights, restricted stock, and other stock-based awards for up to an aggregate of 14,523,510 shares of its common stock.

The following table summarizes the key assumptions used in the valuation model for valuing the Company’s stock compensation awards under the 2014 Equity Incentive Plan:

Dividend yield	0%
Risk free interest rate	0.40% - 1.81%
Expected volatility	31.50%
Expected terms	6.25 years

Stock Options

The fair value of stock options is determined at the grant date using the Black-Scholes option pricing model. The time-based stock option awards generally vest evenly over four years from the grant date and performance-based options vest based on specified targets such as Company performance and Company stock price hurdles.

A summary of the stock option activity under the 2014 Equity Inventive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.	Weighted Avg.
		Exercise Price per Share	Remaining
	Number of Shares	(in whole dollars)	Contractual Term
Outstanding at December 26, 2020	12,749	$7.66	8.0 years
Granted	2,348
Exercised	(435)
Forfeited or expired	(1,186)
Outstanding at December 25, 2021	13,476	$8.15	7.14 years
Exercisable at December 25, 2021	4,954	$7.76	6.63 years

In fiscal year ended December 25, 2021, 435 options were exercised. In fiscal year ended December 26, 2020, 7,333 options were exercised. In fiscal year ended December 28, 2019, 100 options were exercised.

Stock option compensation expense of $13,634, $3,960, and $2,312 was recognized in the accompanying Consolidated Statements of Comprehensive Loss for the years ended December 25, 2021, December 26, 2020, and December 28, 2019,

respectively. As of December 25, 2021, there was $17,112 of unrecognized compensation expense for unvested common options. The expense will be recognized as a charge to earnings over a weighted average period of approximately 1.61 years.

The weighted-average grant-date fair value of share options granted during the years 2021, 2020, and 2019 was $10.00, $7.95, and $8.47, respectively. The total intrinsic value of share options exercised during the years ended 2021, 2020, and 2019 was $1,594, $2,193, and $40, respectively.

Restricted Stock

The Company granted restricted stock at the grant date fair value of the underlying common stock securities. The restrictions lapse in one quarter increments on each of the three anniversaries of the award date, and one quarter on the completion of the relocation of the recipient to the Cincinnati area or earlier in the event of a change in control. The associated expense is recognized over the service period.

A summary of the restricted stock activity under the 2014 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Unvested at December 26, 2020	177	$7.09
Awarded	—
Vested	(88)
Forfeited or expired	—
Unvested at December 25, 2021	89	$7.09

Restricted stock compensation expense of $624, $1,165, and $669 was recognized in the accompanying Consolidated Statements of Comprehensive Loss for the fiscal years ended December 25, 2021, December 26, 2020, and December 28, 2019, respectively.

Restricted Stock Units

The Restricted Stock Units ("RSUs") granted to employees for service generally vest after three years, subject to continued employment. The RSUs granted to non-employee directors generally vest in full on the first anniversary of the grant date.

A summary of the restricted stock unit activity under the 2014 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Outstanding at December 26, 2020	—	$—
Granted	323	$10.00
Exercised	—
Forfeited or expired	—
Outstanding at December 25, 2021	323	$10.00

Restricted stock compensation expense of $661 was recognized in the accompanying Consolidated Statements of Comprehensive Loss for the fiscal year ended December 25, 2021.

2021 Equity Incentive Plan

Effective July 14, 2021, the Company established the 2021 Equity Incentive Plan. Under the 2021 Equity Incentive Plan (the “Plan”), the maximum number of shares of Stock that may be delivered in satisfaction of Awards under the Plan as of the Effective Date is (i) 7,150,814 shares, plus (ii) the number of shares of Stock underlying awards under the 2014 Equity Incentive Plan that on or after the Effective Date expire or become unexercisable, or are forfeited, cancelled or otherwise terminated, in each case, without delivery of shares or cash therefore, and would have become available again for grant under the Prior Plan in accordance with its terms (not to exceed 14,523,510 shares of Stock in the aggregate) (the “Share Pool”).

Restricted Stock Units

The RSUs granted to employees for service generally vest after three years, subject to continued employment. The RSUs granted to non-employee directors generally vest in full on the first anniversary of the grant date or the date of the annual meeting following the grant date, whichever is earlier.

A summary of the restricted stock unit activity under the 2021 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Outstanding at December 26, 2020		$—
Granted	73	11.75
Exercised	—
Forfeited or expired	—
Outstanding at December 25, 2021	73	$11.75

Restricted stock compensation expense of $336 was recognized in the accompanying Consolidated Statements of Comprehensive Loss for the fiscal year ended December 25, 2021.